POST-EMPLOYMENT BENEFIT - Actuarial and Economic Hypotheses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Table of active and inactive mortality	AT-2000 (segregated by sex), smoothed between 10% and 25% and BR-EMSsb-v. 2015 M&F.	AT-2000 Segregated by sex and smoothed by 10%; AT-2000 Female (Aggravated by 15%); AT-2000 Segregated by sex; AT-2000 Basic, segregated by sex; AT-2000 Male
Table of mortality of disabled persons	RP-2000 (female), RP-2000 Disabled (segregated by sex), RRB-1983, segregated by sex, AT-49 Male RRB-1983, segregated by sex, Winklevoss, relieved in 20% MI-85, segregated by sex, e AT-83 IAM MMI-85, segregated by sex.	RRB-1983; AT-49 Relieved in 2 years; AT-49 Basic Segregated by sex; MI-2006 Segregated by sex and downsized to 10%; MI 85 by sex; AT-83 (IAM) Male
Table of disability	Álvaro Vindas, Álvaro Vindas, smoothed in 50%, Light Weak, Grupo Americana e TASA 1927, relieved in 20%.	Light Weak; Álvaro Vindas Smoothed by 50%; Álvaro Vindas; Sasa 1927; Sasa 1927 aggravated by 20%; Light (Average)
Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	5.22%	5.42%
Projection of average wage increase	1.00%	1.00%
Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Actual annual actuarial discount interest rate	6.62%	6.17%
Projection of average wage increase	2.01%	2.01%
Table of active and inactive mortality
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage		10.00%
Aggravated percentage		15.00%
Table of active and inactive mortality | Minimum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	10.00%
Table of active and inactive mortality | Maximum
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	25.00%
Table of mortality of disabled persons
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Relieved percentage	20.00%
Relieved period (in years)		2 years
Downsized percentage		10.00%
Table of disability
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Smoothed percentage	50.00%	50.00%
Aggravated percentage		20.00%
Relieved percentage	20.00%
Pension benefit plans
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Average annual inflation rate	4.00%	4.00%
Expected return on plan assets	4.00%	4.00%
Social security defined benefit plans | Plan assets
Actuarial assumptions determine the defined benefit obligation and expenses for the year
Current return on plan assets	R$ 4,368,261	R$ 1,718,633